Disclosure of New Ifrs in the Period (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 3,820	$ 789	$ 165
Operating loss	5,414	7,185	8,683
Loss before taxes on income	(6,567)	(6,404)	(8,364)
Taxes on income	4	29	29
Net loss	$ 6,571	$ 6,433	$ 8,393
Basic and diluted net loss per share	$ 0.17	$ 0.19	$ 0.3
As reported (IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues	$ 3,820
Operating expenses	(9,234)
Operating loss	(5,414)
Financial expense, net	(1,153)
Loss before taxes on income	(6,567)
Taxes on income	(4)
Net loss	$ (6,571)
Basic and diluted net loss per share	$ 0.08
Adjustments [Member]
Statement Line Items [Line Items]
Revenues	$ (201)
Operating expenses
Operating loss	(201)
Financial expense, net	426
Loss before taxes on income	225
Taxes on income
Net loss
Basic and diluted net loss per share
IAS 18 (excluding impact of IFRS 15) [Member]
Statement Line Items [Line Items]
Revenues	$ 3,619
Operating expenses	(9,234)
Operating loss	(5,615)
Financial expense, net	(727)
Loss before taxes on income	(6,342)
Taxes on income	(4)
Net loss	$ (6,346)
Basic and diluted net loss per share	$ 0.08